Financial Income/Expense (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [abstract]
Summary of Finance Income Expense Transactions

In thousands of euro	2020	2019	2018
Finance income
Foreign exchange differences	—	—	18
Interest receivable	2,703	51	122

Total finance income	2,703	51	140

Finance cost
Bank charges	(298)	(160)	(72)
Interest payable	(149)	—	(27)
Interest on leases	(4,733)	(2,574)	—
Foreign exchange differences	(578)	(501)	—

Total finance cost	(5,758)	(3,235)	(99)